Property and Equipment, Net	12 Months Ended
May 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
8.	PROPERTY AND EQUIPMENT, NET
Property and equipment, net, consisted of the following:

	As of May 31,
	2018	2019
	US$	US$
Buildings	156,324	142,047
Transportation equipment	9,936	9,565
Furniture and education equipment	128,670	153,674
Computer equipment and software	65,227	70,995
Leasehold improvements	349,953	451,105

	710,110	827,386
Less: accumulated depreciation	(275,940)	(342,106)
Exchange differences	(15,499)	10,359
Construction in progress	30,921	36,376

	449,592	532,015

Depreciation expenses for the years ended May 31, 2017, 2018 and 2019 were US$53,864, US$77,081 and US$110,042, respectively.